Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Comstock Funds, Inc.
Entity Central Index Key	0000830779
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000073498
Shareholder Report [Line Items]
Fund Name	Comstock Capital Value Fund
Class Name	Class AAA
Trading Symbol	COMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Comstock Capital Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/COMVX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/COMVX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class AAA	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Fund underperformed its broad-based benchmark, the S&P 500 Index, and comparative benchmark the MSCI USA Value Index, and outperformed its other comparative benchmark, the Bloomberg US Government/Credit Bond Index. US stocks capped off a third consecutive year of double-digit returns as market leadership broadened, muddling through the longest federal government shutdown on record and some mixed economic data. Contributors included US Steel Corp, Intra-Cellular Therapies, Inc., and Inari Medical, Inc. Detractors included Cross Country Healthcare, Rogers Corporation, and Alight, Inc. Class A Shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Comstock Capital Value Fund - Class AAA	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
12/15	10,000	10,000	10,000	10,000
12/16	7,946	11,196	10,305	11,687
12/17	6,315	13,640	10,717	13,483
12/18	6,790	13,043	10,672	12,515
12/19	5,032	17,150	11,708	15,735
12/20	4,775	20,305	12,753	15,885
12/21	4,672	26,135	12,530	20,201
12/22	4,865	21,402	10,828	18,940
12/23	5,183	27,029	11,448	20,690
12/24	5,413	33,791	11,583	23,657
12/25	6,022	39,833	12,379	26,901

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class AAA	11.25%	4.75%	(4.95)%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg US Government / Credit Bond Index	6.88%	(0.59)%	2.16%
MSCI USA Value Index	13.71%	11.11%	10.40%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 9,683,956
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ (162,451)
InvestmentCompanyPortfolioTurnover	253.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,683,956 Number of Portfolio Holdings117 Portfolio Turnover Rate253% Management Fees$(162,451)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	85.5%
U.S. Government Obligations	13.8%
Closed-End Funds	0.5%
Rights	0.8%
Other Assets and Liabilities (Net)	(0.6)%

Industry Allocation (% of net assets)

Industry Weighting	.
Health Care	22.5%
U.S. Government Obligations	13.8%
Financial Services	13.3%
Diversified Industrial	11.8%
Entertainment	8.6%
Real Estate	5.6%
Telecommunications	4.8%
Computer Software and Services	4.3%
Other Industry sectors	15.9%
Other Assets and Liabilities (Net)	(0.6)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Electronic Arts Inc.	5.3%
Dayforce Inc.	5.0%
Chart Industries Inc.	4.8%
Frontier Communications Parent Inc.	4.6%
Cidara Therapeutics Inc.	4.6%
Exact Sciences Corp.	4.5%
Avidity Biosciences Inc.	3.9%
Hologic Inc.	3.3%
TXNM Energy Inc.	3.0%
Sealed Air Corp.	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/COMVX/
C000002843
Shareholder Report [Line Items]
Fund Name	Comstock Capital Value Fund
Class Name	Class C
Trading Symbol	CPCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Comstock Capital Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/CPCCX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/CPCCX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class C	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Fund underperformed its broad-based benchmark, the S&P 500 Index, and comparative benchmark the MSCI USA Value Index, and outperformed its other comparative benchmark, the Bloomberg US Government/Credit Bond Index. US stocks capped off a third consecutive year of double-digit returns as market leadership broadened, muddling through the longest federal government shutdown on record and some mixed economic data. Contributors included US Steel Corp, Intra-Cellular Therapies, Inc., and Inari Medical, Inc. Detractors included Cross Country Healthcare, Rogers Corporation, and Alight, Inc. Class A Shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Comstock Capital Value Fund - Class C	Comstock Capital Value Fund - Class C (includes sales charge)	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
12/15	10,000	10,000	10,000	10,000	10,000
12/16	7,880	7,780	11,196	10,305	11,687
12/17	6,228	6,149	13,640	10,717	13,483
12/18	6,653	6,568	13,043	10,672	12,515
12/19	4,898	4,836	17,150	11,708	15,735
12/20	4,606	4,547	20,305	12,753	15,885
12/21	4,518	4,461	26,135	12,530	20,201
12/22	4,694	4,634	21,402	10,828	18,940
12/23	5,012	4,948	27,029	11,448	20,690
12/24	5,215	5,149	33,791	11,583	23,657
12/25	6,341	6,261	39,833	12,379	26,901

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class C	21.60%	6.60%	(4.45)%
Comstock Capital Value Fund - Class C (includes sales charge)	20.06%	6.60%	(4.45)%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg US Government / Credit Bond Index	6.88%	(0.59)%	2.16%
MSCI USA Value Index	13.71%	11.11%	10.40%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 9,683,956
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ (162,451)
InvestmentCompanyPortfolioTurnover	253.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,683,956 Number of Portfolio Holdings117 Portfolio Turnover Rate253% Management Fees$(162,451)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	85.5%
U.S. Government Obligations	13.8%
Closed-End Funds	0.5%
Rights	0.8%
Other Assets and Liabilities (Net)	(0.6)%

Industry Allocation (% of net assets)

Industry Weighting	.
Health Care	22.5%
U.S. Government Obligations	13.8%
Financial Services	13.3%
Diversified Industrial	11.8%
Entertainment	8.6%
Real Estate	5.6%
Telecommunications	4.8%
Computer Software and Services	4.3%
Other Industry sectors	15.9%
Other Assets and Liabilities (Net)	(0.6)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Electronic Arts Inc.	5.3%
Dayforce Inc.	5.0%
Chart Industries Inc.	4.8%
Frontier Communications Parent Inc.	4.6%
Cidara Therapeutics Inc.	4.6%
Exact Sciences Corp.	4.5%
Avidity Biosciences Inc.	3.9%
Hologic Inc.	3.3%
TXNM Energy Inc.	3.0%
Sealed Air Corp.	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/CPCCX/
C000002844
Shareholder Report [Line Items]
Fund Name	Comstock Capital Value Fund
Class Name	Class I
Trading Symbol	CPCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Comstock Capital Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/CPCRX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/CPCRX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class I	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Fund underperformed its broad-based benchmark, the S&P 500 Index, and comparative benchmark the MSCI USA Value Index, and outperformed its other comparative benchmark, the Bloomberg US Government/Credit Bond Index. US stocks capped off a third consecutive year of double-digit returns as market leadership broadened, muddling through the longest federal government shutdown on record and some mixed economic data. Contributors included US Steel Corp, Intra-Cellular Therapies, Inc., and Inari Medical, Inc. Detractors included Cross Country Healthcare, Rogers Corporation, and Alight, Inc. Class A Shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Comstock Capital Value Fund - Class I	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
12/15	500,000	500,000	500,000	500,000
12/16	398,500	559,800	515,250	584,350
12/17	317,166	682,004	535,860	674,165
12/18	342,381	652,133	533,609	625,760
12/19	254,731	857,489	585,423	786,768
12/20	242,122	1,015,267	637,643	794,242
12/21	237,716	1,306,750	626,484	1,010,037
12/22	247,177	1,070,098	541,407	947,011
12/23	263,416	1,351,426	572,376	1,034,515
12/24	274,717	1,689,553	579,130	1,182,864
12/25	300,226	1,991,646	618,974	1,345,035

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class I	11.35%	4.79%	(4.95)%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg US Government / Credit Bond Index	6.88%	(0.59)%	2.16%
MSCI USA Value Index	13.71%	11.11%	10.40%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 9,683,956
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ (162,451)
InvestmentCompanyPortfolioTurnover	253.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,683,956 Number of Portfolio Holdings117 Portfolio Turnover Rate253% Management Fees$(162,451)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	85.5%
U.S. Government Obligations	13.8%
Closed-End Funds	0.5%
Rights	0.8%
Other Assets and Liabilities (Net)	(0.6)%

Industry Allocation (% of net assets)

Industry Weighting	.
Health Care	22.5%
U.S. Government Obligations	13.8%
Financial Services	13.3%
Diversified Industrial	11.8%
Entertainment	8.6%
Real Estate	5.6%
Telecommunications	4.8%
Computer Software and Services	4.3%
Other Industry sectors	15.9%
Other Assets and Liabilities (Net)	(0.6)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Electronic Arts Inc.	5.3%
Dayforce Inc.	5.0%
Chart Industries Inc.	4.8%
Frontier Communications Parent Inc.	4.6%
Cidara Therapeutics Inc.	4.6%
Exact Sciences Corp.	4.5%
Avidity Biosciences Inc.	3.9%
Hologic Inc.	3.3%
TXNM Energy Inc.	3.0%
Sealed Air Corp.	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/CPCRX/
C000002841
Shareholder Report [Line Items]
Fund Name	Comstock Capital Value Fund
Class Name	Class A
Trading Symbol	DRCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Comstock Capital Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/DRCVX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/DRCVX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class A	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Fund underperformed its broad-based benchmark, the S&P 500 Index, and comparative benchmark the MSCI USA Value Index, and outperformed its other comparative benchmark, the Bloomberg US Government/Credit Bond Index. US stocks capped off a third consecutive year of double-digit returns as market leadership broadened, muddling through the longest federal government shutdown on record and some mixed economic data. Contributors included US Steel Corp, Intra-Cellular Therapies, Inc., and Inari Medical, Inc. Detractors included Cross Country Healthcare, Rogers Corporation, and Alight, Inc. Class A Shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Comstock Capital Value Fund - Class A	Comstock Capital Value Fund - Class A (includes sales charge)	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
12/15	10,000	10,000	10,000	10,000	10,000
12/16	7,931	7,475	11,196	10,305	11,687
12/17	6,299	5,595	13,640	10,717	13,483
12/18	6,788	5,682	13,043	10,672	12,515
12/19	5,039	3,951	17,150	11,708	15,735
12/20	4,769	3,525	20,305	12,753	15,885
12/21	4,666	3,250	26,135	12,530	20,201
12/22	4,859	3,190	21,402	10,828	18,940
12/23	5,177	3,203	27,029	11,448	20,690
12/24	5,394	3,146	33,791	11,583	23,657
12/25	6,017	3,307	39,833	12,379	26,901

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class A	11.55%	4.76%	(4.95)%
Comstock Capital Value Fund - Class A (includes sales charge)	5.14%	3.53%	(5.51)%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg US Government / Credit Bond Index	6.88%	(0.59)%	2.16%
MSCI USA Value Index	13.71%	11.11%	10.40%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 9,683,956
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ (162,451)
InvestmentCompanyPortfolioTurnover	253.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,683,956 Number of Portfolio Holdings117 Portfolio Turnover Rate253% Management Fees$(162,451)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	85.5%
U.S. Government Obligations	13.8%
Closed-End Funds	0.5%
Rights	0.8%
Other Assets and Liabilities (Net)	(0.6)%

Industry Allocation (% of net assets)

Industry Weighting	.
Health Care	22.5%
U.S. Government Obligations	13.8%
Financial Services	13.3%
Diversified Industrial	11.8%
Entertainment	8.6%
Real Estate	5.6%
Telecommunications	4.8%
Computer Software and Services	4.3%
Other Industry sectors	15.9%
Other Assets and Liabilities (Net)	(0.6)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Electronic Arts Inc.	5.3%
Dayforce Inc.	5.0%
Chart Industries Inc.	4.8%
Frontier Communications Parent Inc.	4.6%
Cidara Therapeutics Inc.	4.6%
Exact Sciences Corp.	4.5%
Avidity Biosciences Inc.	3.9%
Hologic Inc.	3.3%
TXNM Energy Inc.	3.0%
Sealed Air Corp.	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/DRCVX/